Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.7%
Transamerica Variable International Equity (A) (B)	71,379	$ 1,507,972

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	902	19,335

U.S. Equity Funds - 37.2%
Transamerica Variable Large Growth (A) (B)	10,692	1,756,442
Transamerica Variable Large Value Opportunities (A) (B)	16,405	1,838,746
Transamerica Variable Small Cap Growth (A) (B)	61,542	595,510
Transamerica Variable Small Cap Value (A) (B)	44,938	601,605

		4,792,303

U.S. Fixed Income Funds - 50.9%
Transamerica Variable High Quality Bond (A) (B)	61,008	1,078,920
Transamerica Variable High Yield Bond (A) (B)	22,628	788,032
Transamerica Variable Inflation-Protected Securities (A) (B)	55,798	1,542,272
Transamerica Variable Intermediate Bond (A) (B)	71,241	3,146,145

		6,555,369

Total Investment Companies (Cost $12,888,926)		12,874,979

Total Investments (Cost $12,888,926)		12,874,979
Net Other Assets (Liabilities) - (0.0)% (D)		(2,230)

Net Assets - 100.0%		$ 12,872,749

Transamerica Asset Allocation Variable Funds	Page 1

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$12,874,979	$—	$—	$12,874,979

Total Investments	$12,874,979	$—	$—	$12,874,979

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$40,778	$3,286,639	$(3,308,138)	$55	$1	$19,335	902	$—	$—
Transamerica Variable High Quality Bond	1,367,117	47,971	(269,435)	4,018	(70,751)	1,078,920	61,008	—	—
Transamerica Variable High Yield Bond	1,036,237	35,978	(133,240)	43,569	(194,512)	788,032	22,628	—	—
Transamerica Variable Inflation-Protected Securities	2,031,294	70,757	(296,472)	29,511	(292,818)	1,542,272	55,798	—	—
Transamerica Variable Intermediate Bond	4,024,562	174,131	(466,441)	51,919	(638,026)	3,146,145	71,241	—	—
Transamerica Variable International Equity	2,276,497	102,175	(253,118)	39,157	(656,739)	1,507,972	71,379	—	—
Transamerica Variable Large Growth	2,574,891	592,707	(263,419)	150,044	(1,297,781)	1,756,442	10,692	—	—
Transamerica Variable Large Value Opportunities	2,768,561	85,448	(641,777)	323,751	(697,237)	1,838,746	16,405	—	—
Transamerica Variable Small Cap Growth	898,366	68,391	(88,931)	10,018	(292,334)	595,510	61,542	—	—
Transamerica Variable Small Cap Value	901,219	28,483	(154,950)	54,012	(227,159)	601,605	44,938	—	—

Total	$17,919,522	$4,492,680	$(5,875,921)	$706,054	$(4,367,356)	$12,874,979	416,533	$—	$—

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at September 30, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Asset Allocation Variable Funds	Page 2

Transamerica Asset Allocation – Intermediate Horizon Subaccount

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Intermediate Horizon Subaccount (the “Subaccount”) is a subaccount of the Transamerica Asset Allocation Variable Funds separate account of Transamerica Financial Life Insurance Company.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Subaccount’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Subaccount, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. The value of the Subaccount’s investment in a corresponding Transamerica Variable Funds (“TVF”) subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Subaccount’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccount’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: The Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Fund. The summary of the inputs used for valuing the Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Fund’s Notes to Schedule of Investments. Descriptions of the valuation techniques applied to the Subaccount’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

SUBSEQUENT EVENT

The Board has approved the liquidation of Short Horizon, Intermediate Horizon and Intermediate/Long Horizon Subaccounts effective on or about October 28, 2022.

Transamerica Asset Allocation Variable Funds	Page 3